Leases - Summary of Lessee, Operating Lease, Liability, Maturity (Detail) - USD ($)	Dec. 31, 2020	Jul. 31, 2017
Lessee Disclosure [Abstract]
2021	$ 1,836
2022	1,891
2023	1,948
2024	2,007
2025	2,067
Thereafter	1,046
Total lease payments	10,795
Less: imputed interest	(2,911)
Total operating lease liabilities	$ 7,884	$ 9,500,000